Schedule of Revenue Recognized point in Time and over Time (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 3,257,357	$ 1,751,255	$ 6,647,748	$ 3,647,590	$ 7,288,029	$ 2,635,757
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,583,013	840,212	3,247,313	1,763,961	4,298,366
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,674,344	911,043	3,400,435	1,883,629	2,989,663	2,635,757
Affiliate Marketing Services US [Member]
Disaggregation of Revenue [Line Items]
Total	305,571	108,509	585,347	170,032	415,450	211,528
Affiliate Marketing Services US [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	218,638		443,123		62,250
Affiliate Marketing Services US [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	86,933	108,509	142,224	170,032	353,200	211,528
Affiliate Marketing Services International [Member]
Disaggregation of Revenue [Line Items]
Total	1,124,887	840,212	2,133,164	1,763,961	3,427,698
Affiliate Marketing Services International [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,124,887	840,212	2,133,164	1,763,961	3,427,698
Affiliate Marketing Services International [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total
Sports Gaming Client Services [Member]
Disaggregation of Revenue [Line Items]
Total	698,529	802,534	1,763,544	1,713,597	2,493,685	2,424,229
Sports Gaming Client Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total
Sports Gaming Client Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	698,529	802,534	1,763,544	1,713,597	2,493,685	2,424,229
Sports Hub Gaming Network [Member]
Disaggregation of Revenue [Line Items]
Total	1,128,370		2,165,693		951,196
Sports Hub Gaming Network [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	239,488		671,026		808,418
Sports Hub Gaming Network [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 888,882		$ 1,494,667		$ 142,778